Subsequent Events - Schedule of Regular Distributions Declared (Details) - $ / shares							12 Months Ended
	Jun. 30, 2026	May 29, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 27, 2026	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class I
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)							$ 2.56	$ 2.57	$ 1.03
Class I | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	$ 0.2143
Class I | Forecast | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)		$ 0.2143	$ 0.2143	$ 0.2143	$ 0.2143
Class S
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)						$ 0.93	2.34	2.34
Class S | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	0.2143
Class S | Forecast | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)		0.2143	0.2143	0.2143	0.2143
Class D
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)						$ 1	$ 2.5	$ 2.5
Class D | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	$ 0.2143
Class D | Forecast | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)		$ 0.2143	$ 0.2143	$ 0.2143	$ 0.2143